Registration No. 333-55954

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ___   /   /

POST-EFFECTIVE AMENDMENT NO. 1     /X/

TRAVELERS SERIES FUND INC.
(Exact Name of Registrant as Specified in Charter)

(800) 842-8573
(Registrant's Area Code and Telephone Number)

7 World Trade Center
New York, New York 10048
(Address of Principal Executive Offices:
Number, Street, City, State, Zip Code)

CHRISTINA T. SYDOR, SECRETARY
TRAVELERS SERIES FUND INC.
7 WORLD TRADE CENTER
NEW YORK, NEW YORK 10048
(Name and Address of Agent for Service)

Copies to:
John E. Baumgardner, Jr., Esq.
Sullivan & Cromwell
125 Broad Street
New York, NY 10004
(212) 558-3866

           An indefinite number of Registrant's shares of common stock has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1)   Facing Sheet of the Registration Statement.

           (2)   Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-55954) filed on February 21, 2001.

This Post-Effective Amendment is being filed solely to file as Exhibit 12 to this Registration Statement on Form N-14 the final tax opinion.

TRAVELERS SERIES FUND INC.

FORM N-14

PART C

OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article IX of Registrant’s Charter for a complete statement of its terms.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the director against judgments, fines and amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually incurred by the director in connection with the proceeding unless: (i) he acted in bad faith or with active and deliberate dishonesty and actually received an improper personal benefit in money, property or services or (ii) with respect to any criminal proceeding, he had reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a director under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. The Registrant may indemnify officers to the same extent as directors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

1.1
Articles of Incorporation dated as of February 12, 1994 are incorporated by reference to Exhibit 1(a) to the Registration Statement on February 23, 1994.

1.2
Amendment to Articles of Incorporation dated as of May 27, 1994 is incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 on June 10, 1994.

1.3
Amendment to Articles of Incorporation dated as of June 8, 1994 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 1 on June 10, 1994.

1.4
Articles Supplementary to Articles of Incorporation dated as of June 19, 1995 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

1.5
Articles of Amendment to Articles of Incorporation dated as of January 10, 1996 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

1.6
Articles of Amendment to Articles of Incorporation dated as of February 27, 1996 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

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1.7
Articles of Amendment to Articles of Incorporation dated as of September 3, 1996 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

1.8
Change of Address of Resident Agent dated as of November 17, 1997 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

1.9
Articles Supplementary to Articles of Incorporation dated as of December 16, 1997 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

1.10
Articles of Amendment to Articles of Incorporation dated as of February 27, 1998 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

1.11
Amendment to Articles of Incorporation dated as of February 22, 1999 is incorporated by reference to Exhibit a.4 to Pre-Effective Amendment No. 11 filed February 26, 1999.

1.12
Amendment to Articles of Incorporation dated as of February 26, 1999 is incorporated by reference to Exhibit a.5 to Post-Effective Amendment No. 11 filed February 26, 1999.

1.13
Amendment to Articles of Incorporation dated as of June 10, 1999 is incorporated by reference to Exhibit a.6 to Post-Effective Amendment No. 13 filed February 25, 2000.

1.14
Articles Supplementary to Articles of Incorporation dated as of October 13, 1999 is incorporated by reference to Exhibit A.7 to Post-Effective Amendment No. 13 filed February 25, 2000.

1.15
Articles Supplementary to Articles of Incorporation dated as of October 13, 1999 is incorporated by reference to Exhibit a.8 to Post-Effective Amendment No. 13 filed February 25, 2000.

1.16
Articles of Amendment to Articles of Incorporation dated as of July 31, 2000 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

1.17
Form of Articles of Amendment changing names of series is incorporated by reference to Exhibit 1.17 of the Registration Statement filed February 21, 2001.

1.18
Form of Articles of Amendment dated as of April 2001 is incorporated by reference to Annex I in Part A of the Registration Statement filed February 21, 2001.

2.
Amended and Restated Bylaws of the Fund adopted February 14, 2001 are incorporated by reference to Exhibit 2 of the Registration Statement filed February 21, 2001.

4.
Plan of Reorganization is incorporated by reference to Exhibit A in Part A of the Registration Statement filed February 21, 2001.

6.1
Management Agreement between Registrant on behalf of the Smith Barney International Equity Portfolio and SSB Citi will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

6.2
Management Agreement between Registrant on behalf of the Smith Barney Pacific Basin Portfolio and SSB Citi will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

7.1
Distribution Agreement between Registrant and Salomon Smith Barney, Inc. dated June 5, 2000 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

9.1
Custodian Agreement between Registrant and PNC Bank, National Association is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 filed on December 29, 1994.

9.2
Global Custody Agreement between Barclays Bank PLC and PNC Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 filed on December 29, 1994.

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9.3
Custodian Agreement between Registrant and Morgan Guaranty Trust Company of New York is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 4 filed on February 28, 1996.

9.4
Global Custody Agreement between The Chase Manhattan Bank and the Customer is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 7 filed on February 25, 1997.

11.1
Opinion and Consent of Sullivan & Cromwell is incorporated by reference to Exhibit 11.1 of the Registration Statement dated February 21, 2001.

11.2
Opinion and Consent of Venable, Baetjer and Howard LLP is incorporated by reference to Exhibit 11.2 of the Registration Statement dated February 21, 2001.

12.0
Opinion and Consent of Sutherland Asbill & Brennan LLP is filed herewith.

13.1
Transfer Agency Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 7 filed on February 25, 1997.

14.0
Consent of KPMG LLP is incorporated by reference to Exhibit 14.0 of the Registration Statement dated February 21, 2001.

17(a)
Form of proxy cards and voting instructions forms are incorporated by reference to Exhibit 17(a) of the Registration Statement dated February 21, 2001.

17.1
Prospectus dated February 28, 2001 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

17.2
Statement of Additional Information dated February 28, 2001 will be filed by Registrant pursuant to Post-Effective Amendment No. 14.

17.3
Annual Report of Registrant dated October 31, 2000 is incorporated by reference.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of May, 2001.

                                         Travelers Series Fund Inc.

                                         By: /s/ HEATH B. MCLENDON
                                             ----------------------------
                                                Heath B. McLendon,
                                         Chairman of the Board, President
                                            and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                             Date

/s/ HEATH B. MCLENDON      Chairman of the Board, President        May 25, 2001
---------------------         and Chief Executive Officer
Heath B. McLendon

                *          Senior Vice President, Treasurer        May 25, 2001
---------------------         (Principal Financial and
Lewis E. Daidone              Accounting Officer)

                *          Director                                May 25, 2001
---------------------
Victor K. Atkins

                *          Director                                May 25, 2001
---------------------
Abraham E. Cohen

                *          Director                                May 25, 2001
---------------------
Robert A. Frankel

---------------------      Director

Michael E. Gellert

                *          Director                                May 25, 2001
---------------------
Rainer Greeven

                *          Director                                May 25, 2001
---------------------
Susan M. Heilbron

________________________________

* By:    /s/ JUDITH C. LOOMIS
         --------------------
         Judith C. Loomis,
         Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.     Description

12              Tax Opinion Relating to the Reorganization:  Final Tax Opinion